Income Taxes - Uncertain Tax Positions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Unrecognized Tax Benefits [Roll Forward]
Beginning balance	$ 26	$ 25	$ 23
Increases related to prior period tax positions	3	5	1
Decreases related to prior period tax positions	0	(3)	0
Increases related to current period tax positions	2	1	1
Lapse of statute of limitation	(1)	0	0
Settlement with taxing authorities	0	(2)	0
Ending balance	$ 30	$ 26	$ 25